Business Combination - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed and Contingent Consideration (Detail)	0 Months Ended
	Feb. 07, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Feb. 07, 2014 CNY	Dec. 31, 2013 CNY
Business Combinations [Abstract]
Cash consideration, net of acquisition cost	29,953,053
Contingent shares consideration				0
Total fair value of total consideration	29,953,053
Net assets acquired, excluding intangible assets and the related deferred income tax liabilities				1,657,271
Intangible assets, net				18,447,492
Deferred income tax liabilities				(1,389,116)
Goodwill		$ 1,814,135	11,255,985	11,237,406